OTHER FINANCIAL ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ASSETS/LIABILITIES
Schedule of outstanding notional balances and the estimated fair value of foreign-currency forward exchange contracts

	As of December 31,
	2010		2011
	Notional	Estimated	Notional	Estimated
	Amount	Fair Value	Amount	Fair Value
Foreign exchange forward contracts:
Deliverable contracts:
Qualify for cash flow hedge	$628.2	$(22.4)	$401.8	$36.8
Not qualify for cash flow hedge	1,411.2	(18.3)	455.7	(6.5)
Non deliverable contracts	18.0	(0.1)	—	—
Non deliverable options	120.0	0.1	—	—
Total foreign-currency exchange forward contracts	$2,177.4	$(40.7)	$857.5	$30.3
Other financial assets are classified as:
Current		$15.4		$37.4
Non-current		—		—
		$15.4		$37.4
Other financial liabilities are classified as:
Current		(56.1)		(7.1)
Non-current		—		—
		(56.1)		(7.1)
Total		$(40.7)		$30.3